Investments in Associates and Joint Ventures - Market Price of Investments in Listed Associates (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
NanoEnTek, Inc. [member]
Disclosure of associates [Line Items]
Market price per share	₩ 5,620	₩ 4,235
Number of shares	7,600,649	7,600,649
Market value	₩ 42,716	₩ 32,189
SK hynix Inc. [member]
Disclosure of associates [Line Items]
Market price per share	₩ 94,100	₩ 60,500
Number of shares	146,100,000	146,100,000
Market value	₩ 13,748,010	₩ 8,839,050
S.M. Culture & Contents Co., Ltd [member]
Disclosure of associates [Line Items]
Market price per share	₩ 1,530	₩ 2,020
Number of shares	22,033,898	22,033,898
Market value	₩ 33,712	₩ 44,508